Shareholder Report	12 Months Ended
	Nov. 30, 2025 USD ($) Holding	Nov. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard California Tax-Free Funds
Entity Central Index Key	0000783401
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000007065
Shareholder Report [Line Items]
Fund Name	California Municipal Money Market Fund
Class Name	Investor Shares
Trading Symbol	VCTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard California Municipal Money Market Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Material Change Date		Nov. 30, 2024
AssetsNet	$ 3,779,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 908,000
Additional Fund Statistics [Text Block]

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$3,779
Number of Portfolio Holdings	233
Total Investment Advisory Fees (in thousands)	$908

Holdings [Text Block]

Distribution by Effective Maturity % of Net Assets (as of November 30, 2025)

1 to 7 Days	89.2%
8 to 30 Days	2.4%
31 to 60 Days	1.6%
61 to 90 Days	3.5%
91 to 180 Days	2.1%
Over 180 Days	1.2%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Fund was reduced.

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007066
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Exempt Fund
Class Name	Investor Shares
Trading Symbol	VCAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard California Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark index.

  At the national level, the performance of the municipal bond market faced intermittent headwinds—especially in December 2024 and the spring of 2025—driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, which was reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

  The California muni market performed roughly in line with the nationwide muni market.

  The biggest detractor for the Fund was its longer duration compared with that of its benchmark index. The Fund includes tax-exempt bonds with maturities as long as 20 years, whereas the index includes bonds with maturities of 5 to 10 years. An overweight allocation to lower-rated bonds added value.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg Municipal CA Intermediate Bond Index	Bloomberg Municipal Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,211	$10,210	$10,206
2016	$10,312	$10,253	$10,342
2016	$10,472	$10,393	$10,527
2016	$9,938	$9,884	$9,978
2017	$10,177	$10,139	$10,232
2017	$10,429	$10,393	$10,493
2017	$10,549	$10,496	$10,620
2017	$10,446	$10,325	$10,535
2018	$10,406	$10,280	$10,489
2018	$10,521	$10,395	$10,610
2018	$10,581	$10,472	$10,672
2018	$10,551	$10,464	$10,654
2019	$10,805	$10,747	$10,921
2019	$11,116	$11,017	$11,289
2019	$11,399	$11,267	$11,602
2019	$11,354	$11,222	$11,559
2020	$11,683	$11,518	$11,955
2020	$11,571	$11,522	$11,738
2020	$11,749	$11,685	$11,978
2020	$11,869	$11,774	$12,125
2021	$11,787	$11,646	$12,081
2021	$11,964	$11,774	$12,294
2021	$12,032	$11,857	$12,385
2021	$12,003	$11,783	$12,364
2022	$11,665	$11,430	$12,001
2022	$11,222	$11,038	$11,459
2022	$11,135	$11,060	$11,316
2022	$11,172	$11,041	$11,295
2023	$11,260	$11,137	$11,390
2023	$11,350	$11,191	$11,515
2023	$11,371	$11,207	$11,508
2023	$11,583	$11,421	$11,779
2024	$11,847	$11,618	$12,007
2024	$11,678	$11,326	$11,823
2024	$12,043	$11,738	$12,209
2024	$12,171	$11,813	$12,360
2025	$12,217	$11,878	$12,362
2025	$12,010	$11,740	$12,063
2025	$12,233	$12,084	$12,219
2025	$12,634	$12,347	$12,686

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	3.81%	1.26%	2.37%
Bloomberg Municipal CA Intermediate Bond Index	4.52%	0.96%	2.13%
Bloomberg Municipal Bond Index	2.64%	0.91%	2.41%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Nov. 30, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 17,951,000,000
Holdings Count | Holding	5,178
Advisory Fees Paid, Amount	$ 2,182,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$17,951
Number of Portfolio Holdings	5,178
Portfolio Turnover Rate	19%
Total Investment Advisory Fees (in thousands)	$2,182

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	5.1%
1 to 3 Years	9.7%
3 to 5 Years	10.8%
5 to 10 Years	31.5%
10 to 20 Years	40.4%
20 to 30 Years	1.8%
Greater than 30 Years	0.2%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Investor Share class was reduced.

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Investor Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007067
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Exempt Fund
Class Name	Admiral™ Shares
Trading Symbol	VCADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard California Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark index.

  At the national level, the performance of the municipal bond market faced intermittent headwinds—especially in December 2024 and the spring of 2025—driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, which was reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

  The California muni market performed roughly in line with the nationwide muni market.

  The biggest detractor for the Fund was its longer duration compared with that of its benchmark index. The Fund includes tax-exempt bonds with maturities as long as 20 years, whereas the index includes bonds with maturities of 5 to 10 years. An overweight allocation to lower-rated bonds added value.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Bloomberg Municipal CA Intermediate Bond Index	Bloomberg Municipal Bond Index
2015	$50,000	$50,000	$50,000
2016	$51,066	$51,048	$51,032
2016	$51,581	$51,267	$51,710
2016	$52,398	$51,966	$52,635
2016	$49,739	$49,420	$49,890
2017	$50,950	$50,697	$51,162
2017	$52,222	$51,966	$52,465
2017	$52,836	$52,480	$53,100
2017	$52,336	$51,627	$52,676
2018	$52,146	$51,399	$52,443
2018	$52,733	$51,973	$53,049
2018	$53,045	$52,361	$53,360
2018	$52,902	$52,320	$53,271
2019	$54,185	$53,735	$54,607
2019	$55,758	$55,086	$56,446
2019	$57,189	$56,337	$58,012
2019	$56,972	$56,112	$57,794
2020	$58,638	$57,589	$59,773
2020	$58,086	$57,612	$58,692
2020	$58,990	$58,425	$59,889
2020	$59,606	$58,868	$60,623
2021	$59,207	$58,228	$60,406
2021	$60,104	$58,870	$61,471
2021	$60,460	$59,283	$61,923
2021	$60,326	$58,915	$61,818
2022	$58,639	$57,149	$60,007
2022	$56,423	$55,189	$57,295
2022	$55,999	$55,302	$56,578
2022	$56,197	$55,206	$56,477
2023	$56,651	$55,686	$56,948
2023	$57,113	$55,957	$57,576
2023	$57,232	$56,037	$57,542
2023	$58,307	$57,105	$58,896
2024	$59,647	$58,089	$60,034
2024	$58,809	$56,631	$59,115
2024	$60,661	$58,688	$61,045
2024	$61,315	$59,067	$61,799
2025	$61,559	$59,389	$61,812
2025	$60,524	$58,699	$60,313
2025	$61,656	$60,421	$61,093
2025	$63,685	$61,735	$63,428

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	3.86%	1.33%	2.45%
Bloomberg Municipal CA Intermediate Bond Index	4.52%	0.96%	2.13%
Bloomberg Municipal Bond Index	2.64%	0.91%	2.41%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 17,951,000,000
Holdings Count | Holding	5,178
Advisory Fees Paid, Amount	$ 2,182,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$17,951
Number of Portfolio Holdings	5,178
Portfolio Turnover Rate	19%
Total Investment Advisory Fees (in thousands)	$2,182

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	5.1%
1 to 3 Years	9.7%
3 to 5 Years	10.8%
5 to 10 Years	31.5%
10 to 20 Years	40.4%
20 to 30 Years	1.8%
Greater than 30 Years	0.2%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007068
Shareholder Report [Line Items]
Fund Name	California Long-Term Tax-Exempt Fund
Class Name	Investor Shares
Trading Symbol	VCITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard California Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark.

  At the national level, the performance of the municipal bond market faced intermittent headwinds—especially in December 2024 and the spring of 2025—driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, which was reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

  The California muni market performed roughly in line with the nationwide muni market.

  For the Fund, having a longer overall duration than its benchmark was a detractor, given the rise in yields at the longer end of the curve. On the other hand, the Fund’s overweight allocation to lower-quality bonds, its coupon allocation, and security selection added value.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg CA Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,226	$10,203	$10,206
2016	$10,430	$10,344	$10,342
2016	$10,659	$10,530	$10,527
2016	$9,945	$9,945	$9,978
2017	$10,224	$10,200	$10,232
2017	$10,535	$10,463	$10,493
2017	$10,700	$10,585	$10,620
2017	$10,663	$10,513	$10,535
2018	$10,580	$10,467	$10,489
2018	$10,749	$10,612	$10,610
2018	$10,785	$10,674	$10,672
2018	$10,739	$10,629	$10,654
2019	$10,992	$10,870	$10,921
2019	$11,449	$11,259	$11,289
2019	$11,821	$11,577	$11,602
2019	$11,763	$11,537	$11,559
2020	$12,221	$11,930	$11,955
2020	$11,982	$11,776	$11,738
2020	$12,211	$11,967	$11,978
2020	$12,394	$12,115	$12,125
2021	$12,286	$12,002	$12,081
2021	$12,574	$12,214	$12,294
2021	$12,665	$12,306	$12,385
2021	$12,669	$12,289	$12,364
2022	$12,269	$11,912	$12,001
2022	$11,578	$11,371	$11,459
2022	$11,346	$11,264	$11,316
2022	$11,416	$11,272	$11,295
2023	$11,490	$11,349	$11,390
2023	$11,639	$11,471	$11,515
2023	$11,644	$11,497	$11,508
2023	$11,921	$11,747	$11,779
2024	$12,260	$11,976	$12,007
2024	$12,094	$11,773	$11,823
2024	$12,519	$12,145	$12,209
2024	$12,699	$12,293	$12,360
2025	$12,683	$12,286	$12,362
2025	$12,263	$11,974	$12,063
2025	$12,376	$12,168	$12,219
2025	$13,018	$12,627	$12,686

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	2.52%	0.99%	2.67%
Bloomberg CA Municipal Bond Index	2.72%	0.83%	2.36%
Bloomberg Municipal Bond Index	2.64%	0.91%	2.41%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Nov. 30, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 5,846,000,000
Holdings Count | Holding	1,483
Advisory Fees Paid, Amount	$ 735,000
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$5,846
Number of Portfolio Holdings	1,483
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$735

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	5.4%
1 to 3 Years	4.1%
3 to 5 Years	4.2%
5 to 10 Years	15.0%
10 to 20 Years	31.5%
20 to 30 Years	35.4%
Greater than 30 Years	4.1%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Investor Share class was reduced.

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Investor Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007069
Shareholder Report [Line Items]
Fund Name	California Long-Term Tax-Exempt Fund
Class Name	Admiral™ Shares
Trading Symbol	VCLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard California Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark.

  At the national level, the performance of the municipal bond market faced intermittent headwinds—especially in December 2024 and the spring of 2025—driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, which was reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

  The California muni market performed roughly in line with the nationwide muni market.

  For the Fund, having a longer overall duration than its benchmark was a detractor, given the rise in yields at the longer end of the curve. On the other hand, the Fund’s overweight allocation to lower-quality bonds, its coupon allocation, and security selection added value.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Bloomberg CA Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$50,000	$50,000	$50,000
2016	$51,142	$51,013	$51,032
2016	$52,172	$51,719	$51,710
2016	$53,331	$52,650	$52,635
2016	$49,774	$49,724	$49,890
2017	$51,185	$50,999	$51,162
2017	$52,756	$52,314	$52,465
2017	$53,595	$52,923	$53,100
2017	$53,421	$52,563	$52,676
2018	$53,019	$52,334	$52,443
2018	$53,880	$53,062	$53,049
2018	$54,069	$53,370	$53,360
2018	$53,846	$53,144	$53,271
2019	$55,127	$54,348	$54,607
2019	$57,427	$56,296	$56,446
2019	$59,308	$57,884	$58,012
2019	$59,029	$57,685	$57,794
2020	$61,336	$59,649	$59,773
2020	$60,148	$58,879	$58,692
2020	$61,313	$59,835	$59,889
2020	$62,242	$60,575	$60,623
2021	$61,715	$60,008	$60,406
2021	$63,170	$61,069	$61,471
2021	$63,641	$61,529	$61,923
2021	$63,672	$61,447	$61,818
2022	$61,678	$59,561	$60,007
2022	$58,213	$56,853	$57,295
2022	$57,062	$56,318	$56,578
2022	$57,425	$56,359	$56,477
2023	$57,808	$56,747	$56,948
2023	$58,567	$57,354	$57,576
2023	$58,607	$57,485	$57,542
2023	$60,012	$58,734	$58,896
2024	$61,728	$59,882	$60,034
2024	$60,905	$58,863	$59,115
2024	$63,060	$60,724	$61,045
2024	$63,978	$61,466	$61,799
2025	$63,911	$61,432	$61,812
2025	$61,801	$59,869	$60,313
2025	$62,377	$60,842	$61,093
2025	$65,623	$63,135	$63,428

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	2.57%	1.06%	2.76%
Bloomberg CA Municipal Bond Index	2.72%	0.83%	2.36%
Bloomberg Municipal Bond Index	2.64%	0.91%	2.41%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 5,846,000,000
Holdings Count | Holding	1,483
Advisory Fees Paid, Amount	$ 735,000
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$5,846
Number of Portfolio Holdings	1,483
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$735

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	5.4%
1 to 3 Years	4.1%
3 to 5 Years	4.2%
5 to 10 Years	15.0%
10 to 20 Years	31.5%
20 to 30 Years	35.4%
Greater than 30 Years	4.1%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000247741
Shareholder Report [Line Items]
Fund Name	California Tax-Exempt Bond ETF
Class Name	ETF Shares
Trading Symbol	VTEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard California Tax-Exempt Bond ETF (the "Fund") for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund performed in line with its benchmark index.

  At the national level, the performance of the municipal bond market faced intermittent headwinds—especially in December 2024 and the spring of 2025—driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, as reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

  The California muni market performed roughly in line with the nationwide muni market, in which long-term munis underperformed given the rise in yields at the longer end of the curve. Results by credit quality were mixed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	S&P California AMT-Free Municipal Bond Index	Bloomberg Municipal Bond Index
1/26/24	$10,000	$10,000	$10,000
2024	$10,318	$10,322	$10,369
2025	$10,576	$10,593	$10,642

Average Annual Return [Table Text Block]
	1 Year	Since Inception 1/26/24
ETF Shares Net Asset Value	2.50%	3.09%
ETF Shares Market Price	2.59%	3.18%
S&P California AMT-Free Municipal Bond Index	2.63%	3.17%
Bloomberg Municipal Bond Index	2.64%	3.43%

Performance Inception Date	Jan. 26, 2024
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 1,534,000,000
Holdings Count | Holding	3,169
Advisory Fees Paid, Amount	$ 111,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$1,534
Number of Portfolio Holdings	3,169
Portfolio Turnover Rate	30%
Total Investment Advisory Fees (in thousands)	$111

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	6.2%
1 to 3 Years	8.6%
3 to 5 Years	8.8%
5 to 10 Years	21.2%
10 to 20 Years	29.2%
20 to 30 Years	24.7%
Greater than 30 Years	1.0%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature